February 9, 2000

            DREYFUS DEBT AND EQUITY FUNDS -- DREYFUS CORE BOND FUND

                 SUPPLEMENT TO PROSPECTUS DATED MARCH 1, 1999

      At a meeting of the Board of Trustees held on February 9, 2000, the Board approved a multiple class distribution structure for the Fund, to become effective on or about March 1, 2000 (the "Effective Date"). Outstanding shares of the Fund prior to the Effective Date will be redesignated as "Class A shares" as of the Effective Date. Class A shares will be subject to a maximum front-end sales load of 4.50% of the offering price of such shares. HOWEVER, HOLDERS OF FUND SHARES ON THE DAY PRIOR TO THE EFFECTIVE DATE WILL CONTINUE TO BE ELIGIBLE TO PURCHASE CLASS A SHARES OF THE FUND FOR THEIR EXISTING FUND ACCOUNTS WITHOUT A FRONT-END SALES LOAD.

      At the meeting, the Board also approved changing the Fund's name to "Dreyfus Premier Core Bond Fund" effective as of the Effective Date.

                                                                       031s0200



                                                               February 9, 2000

      DREYFUS DEBT AND EQUITY FUNDS -- DREYFUS HIGH YIELD SECURITIES FUND

                 SUPPLEMENT TO PROSPECTUS DATED MARCH 1, 1999

      At a meeting of the Board of Trustees held on February 9, 2000, the Board approved a multiple class distribution structure for the Fund, to become effective on or about March 1, 2000 (the "Effective Date"). Outstanding shares of the Fund prior to the Effective Date will be redesignated as "Class A shares" as of the Effective Date. Class A shares will be subject to a maximum front-end sales load of 5.75% of the offering price of such shares. HOWEVER, HOLDERS OF FUND SHARES ON THE DAY PRIOR TO THE EFFECTIVE DATE WILL CONTINUE TO BE ELIGIBLE TO PURCHASE CLASS A SHARES OF THE FUND FOR THEIR EXISTING FUND ACCOUNTS WITHOUT A FRONT-END SALES LOAD.

      At the meeting, the Board also approved changing the Fund's name to "Dreyfus Premier High Yield Securities Fund" effective as of the Effective Date

                                                                       043s0200